Supplementary cash flow information - Non-cash operating and investing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from (used in) operating activities [abstract]
Accounts payable and accrued liabilities	$ 4,788	$ 14,573
Provisions	690	2,512
Non-cash operating activities	5,478	17,085
Cash flows from (used in) investing activities [abstract]
Purchase of PP&E	(4,698)	(14,913)
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets (New obligations under finance leases for 2019)	(102,584)	0
Additions to intangible assets	(780)	(14,267)
Non-cash investing activities	$ (108,062)	$ (29,180)